Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets
9. Intangible assets
		IP & Data		Internally
	Licenses	rights	Patents	generated	Total
At cost
As of January 1, 2023	5,811,481	209,695	809,031	12,433,394	19,263,601
Exchange differences	577,350	20,833	80,375	1,235,213	1,913,771
As of December 31, 2023	6,388,831	230,528	889,406	13,668,607	21,177,371
As of December 31, 2024	6,388,831	230,528	889,406	13,668,607	21,177,371

Accumulated amortization and impairment losses
As of January 1, 2023	(1,602,551)	(209,695)	(809,031)	(12,433,394)	(15,054,671)
Exchange differences	(159,208)	(20,833)	(80,375)	(1,235,213)	(1,495,629)
As of December 31, 2023	(1,761,759)	(230,528)	(889,406)	(13,668,607)	(16,550,299)
As of December 31, 2024	(1,761,759)	(230,528)	(889,406)	(13,668,607)	(16,550,299)

Net book value
As of December 31, 2023	4,627,072	-	-	-	4,627,072
As of December 31, 2024	4,627,072	-	-	-	4,627,072

Intangible assets comprise upfront and milestone payments related to licenses and capitalized development costs.

Commencing with the business year 2018, the Company recorded intangibles related to direct development expenditure of its AM-125 program. In 2019, a US patent on AM-125 was issued and a related EU application was allowed. As a consequence, we started to capitalize patent prosecution and registration costs until and including the year 2022.

Based on the impairment testing performed under IFRS Accounting Standards as of December 31, 2022, all intangible assets related to the AM-125 project were written off. Accordingly, in the year 2022 the Company recorded an impairment of $12,981,307 to its recoverable amount for AM-125 taking in consideration uncertainties regarding the realization of the cash flows in connection with the planned sale or the out-licensing of the AM-125 assets. The recoverable amount was calculated based on an out-license model of AM-125 at current development stage. The recoverable amount of the relevant intangible asset has been determined to be nil on the basis of their value in use, with consideration of fair value less costs of disposal not supporting a higher recoverable amount. In the years 2024 and 2023 no development costs were capitalized.

As at December 31, 2024, intangible assets only include a license. The license is related to the acquisition of Trasir in 2021, which was treated as an asset acquisition because substantially all the fair value of Trasir was concentrated in a worldwide exclusive license agreement with Washington University. Amortization will commence once the intangible assets are available for use, which will be the case after regulatory approvals are obtained and the related products are available for use.